Contingent Liabilites and Commitments (Repurchase Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Repurchase agreement term	18 months
Accrued loss on repurchases	$ 881	$ 1,329
Obligation to Repurchase from Dealers [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contingent liability on repurchase agreements	409,300	386,000
State Obligation to Repurchase [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Contingent liability on repurchase agreements	$ 7,900	$ 7,200